Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

March 31, 2019

VIPF2015-QTLY-0519
1.830292.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	125,116	$4,067,527
VIP Equity-Income Portfolio Initial Class (a)	201,386	4,277,444
VIP Growth & Income Portfolio Initial Class (a)	250,094	4,884,328
VIP Growth Portfolio Initial Class (a)	60,479	4,160,366
VIP Mid Cap Portfolio Initial Class (a)	38,403	1,183,565
VIP Value Portfolio Initial Class (a)	224,211	3,138,948
VIP Value Strategies Portfolio Initial Class (a)	130,339	1,534,096
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,154,973)		23,246,274

International Equity Funds - 18.0%
VIP Emerging Markets Portfolio Initial Class (a)	498,216	5,729,488
VIP Overseas Portfolio Initial Class (a)	445,106	9,111,317
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,541,063)		14,840,805

Bond Funds - 41.8%
Fidelity Inflation-Protected Bond Index Fund (a)	687,564	6,731,252
Fidelity Long Term Treasury Bond Index Fund (a)	342,259	4,510,969
VIP High Income Portfolio Initial Class (a)	311,946	1,650,196
VIP Investment Grade Bond Portfolio Initial Class (a)	1,686,350	21,467,234
TOTAL BOND FUNDS
(Cost $33,424,802)		34,359,651

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $9,752,908)	9,752,908	9,752,908
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $67,873,746)		82,199,638
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,799)
NET ASSETS - 100%		$82,190,839

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,176,291	$723,939	$368,301	$6,510	$(2,953)	$202,276	$6,731,252
Fidelity Long Term Treasury Bond Index Fund	4,197,239	516,021	376,066	31,350	1,433	172,342	4,510,969
VIP Contrafund Portfolio Initial Class	3,837,163	691,476	541,986	464,285	24,517	56,357	4,067,527
VIP Emerging Markets Portfolio Initial Class	5,345,935	323,997	748,864	--	29,105	779,315	5,729,488
VIP Equity-Income Portfolio Initial Class	4,025,054	575,980	510,845	280,029	(13,194)	200,449	4,277,444
VIP Government Money Market Portfolio Initial Class 2.25%	8,875,763	1,406,815	529,670	48,790	--	--	9,752,908
VIP Growth & Income Portfolio Initial Class	4,588,440	833,730	608,716	499,974	20,891	49,983	4,884,328
VIP Growth Portfolio Initial Class	3,920,972	495,528	620,257	263,331	55,775	308,348	4,160,366
VIP High Income Portfolio Initial Class	1,555,904	122,786	127,566	13,620	(2,080)	101,152	1,650,196
VIP Investment Grade Bond Portfolio Initial Class	19,767,364	2,261,207	1,196,782	90,210	(5,098)	640,543	21,467,234
VIP Mid Cap Portfolio Initial Class	1,114,665	208,839	173,121	126,096	2,649	30,533	1,183,565
VIP Overseas Portfolio Initial Class	8,569,131	863,931	929,915	327,199	15,508	592,662	9,111,317
VIP Value Portfolio Initial Class	2,954,070	390,331	425,051	197,578	30,120	189,478	3,138,948
VIP Value Strategies Portfolio Initial Class	1,441,899	231,660	238,016	145,982	8,279	90,274	1,534,096
Total	$76,369,890	$9,646,240	$7,395,156	$2,494,954	$164,952	$3,413,712	$82,199,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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